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Morgan Stanley US Government Securities Trust
Morgan Stanley U.S. Government Securities Trust

April 28, 2023

Supplement

SUPPLEMENT DATED APRIL 28, 2023 TO THE SUMMARY PROSPECTUS AND PROSPECTUS OF
Morgan Stanley U.S. Government Securities Trust, dated April 28, 2023

The Board of Trustees of Morgan Stanley U.S. Government Securities Trust (the "Fund") has approved various changes to the Fund, including changing its name from "Morgan Stanley U.S. Government Securities Trust" to "Morgan Stanley Long Duration Government Opportunities Fund", changing its benchmark from the Bloomberg U.S. Government/Mortgage Index to the Bloomberg U.S. Long Treasury Index, amending its principal investment strategy to target an average portfolio duration of at least ten years under normal circumstances and reducing the expense limitation for Class I shares of the Fund from 0.52% to 0.49%. In addition, the portfolio managers for the Fund will change from Neil Stone and Matthew Dunning to Alexander Payne and Andrew Szczurowski. Each of these changes will be effective May 31, 2023 (the "Effective Date").

Implementation of these strategy changes may result in transaction costs and have tax consequences. The Fund's portfolio turnover is expected to be approximately 20-40% as a result of these changes, which may have tax consequences. Based on the Fund's current estimated capital gains and/or losses and current capital loss carryforwards, which are subject to change based on future portfolio activity during the Fund's remaining fiscal year, such tax consequences are currently expected to be immaterial to the Fund. Beginning immediately, however, the Fund's adviser, Morgan Stanley Investment Management Inc., intends to gradually transition the Fund's portfolio holdings in order to facilitate operating consistent with the Fund's new investment strategy on the Effective Date or shortly thereafter. These changes may increase certain risks of investing in the Fund.

Accordingly, on the Effective Date, the Summary Prospectus and the Prospectus will be amended as follows:

All references to "Morgan Stanley U.S. Government Securities Trust" will be deleted and replaced with "Morgan Stanley Long Duration Government Opportunities Fund."

The sections of the Summary Prospectus titled "Fees and Expenses—Annual Fund Operating Expenses" and the Prospectus titled "Fund Summary—Fees and Expenses—Annual Fund Operating Expenses" will be deleted in their entirety and replaced with the following, which reflects a reduced expense limitation for Class I shares:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Morgan Stanley US Government Securities Trust		A	L	I		Class C
Advisory Fee		0.42%	0.42%	0.42%		0.42%
Distribution and/or Shareholder Service (12b-1) Fee		0.25%	0.50%	none		1.00%
Other Expenses		0.38%	0.41%	0.38%		0.37%
Total Annual Fund Operating Expenses	[1]	1.05%	1.33%	0.80%		1.79%
Fee Waiver and/or Expense Reimbursement	[1]	0.20%	0.21%	0.31%	[2]	0.17%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	0.85%	1.12%	0.49%	[2]	1.62%
[1]	The Fund's "Adviser" and "Administrator," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.85% for Class A, 1.12% for Class L, 0.49% for Class I and 1.62% for Class C. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.
[2]	Fee Waiver and/or Expense Reimbursement and Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement have been restated to reflect the current expense limitation arrangement for Class I shares.

The tables in the sections of the Summary Prospectus titled "Fees and Expenses—Example" and the Prospectus titled "Fund Summary—Fees and Expenses—Example" will be deleted in their entirety and replaced with the following:

If You SOLD Your Shares:
Expense Example - Morgan Stanley US Government Securities Trust - USD ($)	1 Year	3 Years	5 Years	10 Years
A	409	629	867	1,548
L	114	401	709	1,583
I	50	224	414	961
Class C	265	547	954	1,896

If You HELD Your Shares:
Expense Example No Redemption - Morgan Stanley US Government Securities Trust - USD ($)	1 Year	3 Years	5 Years	10 Years
A	409	629	867	1,548
L	114	401	709	1,583
I	50	224	414	961
Class C	165	547	954	1,896

The following will be added to the end of the first paragraph of the sections of the Summary Prospectus titled "Principal Investment Strategies" and the Prospectus titled "Fund Summary—Principal Investment Strategies":

Under normal circumstances, the Adviser expects to construct an investment portfolio for the Fund with a dollar-weighted average effective duration of at least ten years.

The first sentence of the third paragraph of the sections of the Summary Prospectus titled "Principal Investment Strategies" and the Prospectus titled "Fund Summary—Principal Investment Strategies" will be deleted and replaced with the following:

The Fund may, but it is not required to, use derivative instruments for risk management or other portfolio management purposes, including to adjust the Fund's dollar-weighted average effective duration.

The sections of the Summary Prospectus titled "Principal Risks—Fixed-Income Securities" and the Prospectus titled "Fund Summary—Principal Risks—Fixed-Income Securities" will be deleted in their entirety and replaced with the following:
Average Annual Total Returns (for the periods ended December 31, 2022)

The table under the sections of the Summary Prospectus titled "Past Performance—Average Annual Total Returns" and the Prospectus titled "Fund Summary—Past Performance—Average Annual Total Returns" will be deleted in its entirety and replaced with the following:

Average Annual Returns - Morgan Stanley US Government Securities Trust		1 Year	5 Years	10 Years	Since Inception		Inception Date
A	[1],[2]	(15.88%)	(1.53%)	0.07%	2.80%		Jul. 28, 1997
L	[1],[2]	(13.28%)	(1.16%)	0.11%	2.52%		Jul. 28, 1997
I	[1],[2]	(12.63%)	(0.52%)	0.72%	3.21%		Jul. 28, 1997
Class C	[1],[2]	(14.56%)	(1.66%)		(0.78%)		Apr. 30, 2015
After Taxes on Distributions | A	[1],[2],[3]	(16.84%)	(2.62%)	(1.02%)	1.33%
After Taxes on Distributions and Sale of Fund Shares | A	[1],[2]	(9.38%)	(1.56%)	(0.39%)	1.56%
Bloomberg U.S. Long Treasury Index (reflects no deduction for fees, expenses or taxes)	[2],[4]	(29.26%)	(2.20%)	0.60%	5.15%	[5]	Jul. 28, 1997
Bloomberg U.S. Government/Mortgage Index (reflects no deduction for fees, expenses or taxes)	[2],[6]	(12.12%)	(0.24%)	0.67%	3.88%	[5]	Jul. 28, 1997
Lipper General U.S. Government Funds Index (reflects no deduction for taxes)	[2],[7]	(13.04%)	(0.34%)	0.46%	3.34%	[5]	Jul. 28, 1997
[1]	Class A, L and I shares commenced operations on July 28, 1997. Class C shares commenced operations on April 30, 2015.
[2]	During 2016, the Fund received proceeds related to certain non-recurring litigation settlements. Had these settlements not occurred, the 10 year and since inception (where applicable) returns before and after taxes for such periods would have been lower.
[3]	These returns do not reflect any tax consequences from a sale of your shares at the end of each period, but they do reflect any applicable sales charges on such a sale.
[4]	The Bloomberg U.S. Long Treasury Index measures the performance of U.S. dollar-denominated, fixed-rate, nominal debt issued by the U.S. Treasury with a maturity greater than 10 years. Separate trading of registered interest and principal of securities (STRIPS) are excluded from the index because their inclusion would result in double-counting. It is not possible to invest directly in an index. Effective May 31, 2023, the Fund changed its primary benchmark to the Bloomberg U.S. Long Treasury Index because the Adviser believes it is a more appropriate benchmark for the Fund.
[5]	Since inception reflects the inception date of Class A shares.
[6]	The Bloomberg U.S. Government/Mortgage Index includes Treasuries, government-related issues, and agency mortgage-backed pass-through securities issued by Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC). It is not possible to invest directly in an index.
[7]	The Lipper General U.S. Government Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper General U.S. Government Funds classification. There are currently 10 funds represented in this Index, including the Fund.

Please retain this supplement for future reference.